CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
OPERATING ACTIVITIES
Income (loss) from continuing operations		R$ 1,078,333	R$ (2,114,506)		R$ (966,765)
Adjustments for:
Depreciation and amortization		1,503,039	962,677		895,528
Depreciation and depletion of biological assets		798,239	784,524		736,768
Result on disposals of property, plant and equipments		15,402	51,004		8,423
Provision for losses in inventories		149,517	352,164		224,659
Provision for tax, civil and labor risks		836,357	214,439		443,318
Tax Amnesty Program ("PERT")					(449,822)
Income from associates and joint ventures		1,737	(17,715)		(22,383)
Financial results, net		1,865,399	2,241,474		1,881,758
Gains in tax lawsuit		(1,218,993)
Deferred income tax		(290,094)	(340,144)		(210,582)
Employee profit sharing		269,755
Others	[1]	589,484	176,799		244,852
Cash flow provided by operating activities before working capital		5,598,175	2,310,716		2,785,754
Trade accounts receivable		(182,126)	992,512		(682,100)
Inventories		(130,646)	(226,046)		35,173
Biological assets - current		(94,087)	(50,093)		224,854
Trade accounts payable		(392,533)	(1,051,368)		1,085,360
Supply chain finance		(31,760)	170,940		(621,242)
Cash generated by operating activities		4,767,023	2,146,661		2,827,799
Investments in securities at FVTPL	[2]	(92,911)	(273,678)		7,609
Redemptions of securities at FVTPL	[2]	39,189	143,669		53,336
Interest received		(180,686)	(177,299)		(405,502)
Dividends and interest on shareholders' equity received		15,551	3,606		26,828
Payment of tax, civil and labor provisions		(891,359)	(355,605)		(509,285)
Payment of interest		(1,290,853)	(1,147,351)		(1,323,275)
Payment of income tax and social contribution		(98)	(737)		(37,177)
Other assets and liabilities		(96,764)	(265,480)		(781,530)
Net cash provided by operating activities		2,630,464	428,384		669,807
Net cash provided by operating activities from discontinued operations		(109,234)	(132,699)		(20,451)
Net cash provided by operating activities		2,521,230	295,685		649,356
INVESTING ACTIVITIES
Investments in securities at amortized cost		(15,362)	(213,697)		(97,552)
Redemptions of securities at amortized cost		95,638	179,667		118,593
Investments in securities at FVTOCI	[3]		(5,194)
Redemptions of securities at FVTOCI	[3]	264,965	140,886		238,349
Redemptions of (investments in) restricted cash		356,444	(249,366)		74,742
Additions to property, plant and equipment		(417,165)	(578,037)		(681,184)
Additions to biological assets - non-current		(837,930)	(845,311)		(681,681)
Proceeds from disposals of property, plant and equipment		215,147	261,576		150,284
Additions to intangible assets		(64,320)	(20,535)		(51,056)
Business combination, net of cash					(1,119,651)
Sale (acquisition) of participation in joint ventures and associated entities		(3,005)	3,351		(1,208)
Net cash used in investing activities		(405,588)	(1,326,660)		(2,050,364)
Net cash provided (used in) investing activities from discontinued operations		1,848,694	(89,219)		(84,149)
Net cash provided (used in) investing activities		1,443,106	(1,415,879)		(2,134,513)
FINANCING ACTIVITIES
Proceeds from debt issuance		5,399,158	6,500,102		8,020,243
Repayment of debt		(9,481,138)	(6,223,963)		(7,332,523)
Treasury shares disposal					509,875
Acquisition of non-controlling interests		(183,672)
Lease		(553,017)	(102,397)		(149,924)
Net cash provided by financing activities		(4,818,669)	173,742		1,047,671
Net cash provided (used in) by financing activities from discontinued operations		1,567	(99,818)		9,412
Net cash provided by financing activities		(4,817,102)	73,924		1,057,083
EFFECT OF EXCHANGE RATE VARIATION ON CASH AND CASH EQUIVALENTS		54,540	71,452		81,984
Net increase (decrease) in cash and cash equivalents		(798,226)	(974,818)		(346,090)
At the beginning of the year	[4]	5,036,011	6,010,829		6,356,919
At the end of the year		R$ 4,237,785	R$ 5,036,011	[4]	R$ 6,010,829	[4]

[1]	Contemplates the effects of the class action (note 1.3).
[2]	FVTPL: Fair Value Through Profit and Loss.
[3]	FVTOCI: Fair Value Through Other Comprehensive Income.
[4]	The cash includes the amount of R$166,449 related to assets held for sale (note 12).